Business Combination (Details) - Acquisition of a group of renewable energy generation companies in Colombia $ in Billions	Nov. 13, 2025 COP ($) company MW GW
Basis for presentation
Number of companies acquired	7
Number of renewable energy generation companies acquired	6
Number of administrative companies acquired	1
Energy generation capacity acquired | GW	0.5
Installed capacity of acquired plant | MW	102
Acquisition-related costs | $	$ 7